Long-term debt, current and non current, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Long Term Bank Debt [Abstract]
Interest costs incurred on bank-debt	$ 1,640	$ 1,403
Commitment fee amount	$ 0	$ 36